Impairment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Impairment

25.	Impairment

Statement of income	2025	2024	2023
Impairment (losses) reversals	(1,519)	(1,531)	(2,680)
Exploratory assets	(208)	(224)	(364)
Impairment of equity-accounted investments	5	13	(2)
Net effect within the statement of income	(1,722)	(1,742)	(3,046)
Losses	(2,174)	(1,955)	(3,307)
Reversals	452	213	261

Statement of financial position	2025	2024	2023
Property, plant and equipment	(1,486)	(1,487)	(2,783)
Intangible assets	(164)	(224)	(364)
Assets classified as held for sale	(75)	(32)	103
Investments	3	1	(2)
Net effect within the statement of financial position	(1,722)	(1,742)	(3,046)

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, or that there may be a reversal of impairment losses recognized in previous years.

On November 27, 2025, management concluded and approved its Business Plan 2026-2030, considering a complete update of economic assumptions, as well as its project portfolio and estimates of oil and gas reserve volumes.

25.1.	Impairment of property, plant and equipment and intangible assets

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment	Comments
					2025
Producing properties relating to oil and gas activities in Brazil (several CGUs)	13,299	11,810	(1,607)	E&P	Item (a1)
Assets of Boaventura Energy Complex	1,069	1,388	328	RT&M	Item (b1)
Oil and gas exploratory assets (several CGUs)	218	−	(208)	E&P	Item (d1)
Others			(163)	Several
Total			(1,650)
					2024
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,998	7,000	(1,129)	E&P	Item (a2)
Second refining unit of RNEST	414	−	(421)	RT&M	Item (c1)
Oil and gas exploratory assets (several CGUs)	200	−	(224)	E&P	Item (d2)
Others			63	Several
Total			(1,711)
					2023
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,332	6,108	(2,217)	E&P	Item (a3)
Second refining unit of RNEST	943	455	(486)	RT&M	Item (c2)
Oil and gas exploratory assets (several CGUs)	371	−	(364)	E&P	Item (d3)
Others	−	−	(80)	Several
Total			(3,147)
(1) Refers only to CGUs or assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their value in use, unless otherwise indicated.
(3) Impairment losses and reversals are calculated individually for each CGU. However, there are certain line items of this table which represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of the line items representing several CGUs may not represent a direct relation between "Carrying amount" and "Recoverable Amount".

In assessing the recoverable amount of property, plant and equipment and intangible assets, individually or grouped in CGUs, the Company bases its cash flow projections on:

•	the estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;
•	assumptions and financial forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
•	discount rates derived from the Company’s post-tax weighted average cost of capital (WACC), adjusted by specific risk-premiums in case of projects postponed for an extended period, or by specific country-risks, in case of assets abroad. The use of post-tax discount rates in determining value in use does not result in different recoverable amounts if pre-tax discount rates had been used.

The cash flow projections used to measure the value in use of the CGUs, at December 31, 2025, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

At December 31, 2025, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Business Plan 2026-2030	2026	2027	2028	2029	2030	Long-term Average
Average Brent (US$/barrel)	63	70	70	70	70	70
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.79	5.67	5.59	5.52	5.46	5.19

At December 31, 2024, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Business Plan 2025-2029	2025	2026	2027	2028	2029	Long-term Average
Average Brent (US$/barrel)	83	77	74	71	68	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.00	4.92	4.87	4.83	4.79	4.64

At December 31, 2023, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2024-2028	2024	2025	2026	2027	2028	Long-term Average
Average Brent (US$/barrel)	80	78	75	73	70	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.05	5.04	5.03	4.98	4.90	4.65

Post-tax discount rates, excluding inflation, applied in the tests which presented the main impairment losses and reversals for the period were:

Activity	12.31.2025	12.31.2024
Producing properties relating to oil and gas activities in Brazil	7.3% p.a.	7.6% p.a.
RT&M in Brazil – postponed projects	8.1% p.a.	7.7% p.a.

In 2025, the main changes in the CGUs were:

•	reintegration of the second refining unit of RNEST into the CGU Set of refining and logistics assets, due to the signing of the main contracts for the construction of the delayed coking plant and diesel hydrotreating plants for their commissioning;
•	return of the fertilizer plants Fafen BA and Fafen SE to the Company, as a result of the termination of the lease agreement with the former lessee, in May 2025 and the resumption of activities in September 2025. In the new business model, these plants become operationally and managerially interdependent, with unified cash generation, resulting in the creation of the CGU Fafens;
•	entry of the Boaventura Energy Complex – Utilities and the Boaventura Energy Complex – Refining into the CGU Set of refining and logistics assets, as a result of the signing of service contracts for the execution of works aimed at their completion;
•	extinction of CGUs of Lamarão, Mandacaru, and Raia Pintada fields, due to their integration to the Massapê, Araçás, and Raia Manta fields, respectively;
•	exclusion of the Colpa Caranda field from the CGU PEB-E&P due to the approval of its definitive return.

Additional information on key assumptions for impairment testing and on CGU definitions is presented in note 4.2.2. The key assumptions and the definitions of CGU involve judgment and assessment by Management based on its business and management model.

Information on the main impairment losses of property, plant and equipment and intangible assets is presented as follows:

a1) Producing properties in Brazil – 2025

The assessments of assets linked to oil and gas production fields in Brazil resulted in net losses amounting to US$ 1,607, primarily related to the CGUs of: Marlim Sul field (US$ 726), Roncador field (US$ 541), Barracuda and Caratinga cluster (US$ 82) and mainly due to the decreased projected cash flows of these fields due to the postponement of the start of production of these projects and the platform production shutdown, as well as to the depreciation of the closing exchange rate over cash flows in US dollars.

a2) Producing properties in Brazil – 2024

The assessments of assets linked to oil and gas production fields in Brazil resulted in net losses amounting to US$ 1,129, primarily related to the CGUs of: (i) Roncador (US$ 366), Barracuda and Caratinga cluster (US$ 204). These losses were mainly driven by the revision of decommissioning costs, as well as a reduction in platform efficiency and well performance forecasts for Barracuda and Caratinga cluster, negatively impacting the production curves of the fields; and (ii) Uruguá/Tambaú (US$ 497) due to the cancellation of the divestment process and the absence of production curves associated with Business Plan 2025-2029.

a3) Producing properties in Brazil – 2023

Impairment losses on producing properties in Brazil amount to US$ 2,217, mainly in Roncador field (US$ 2,004), due to the revision of the production curve, in the Strategic Plan 2024-2028, arising from below-expected performance of its wells observed in 2023, due to the interruption of production in some wells and to the accelerated decline of production due to the increase in the percentage of water in other wells.

b1) Boaventura Energy Complex - 2025

The Company assessed the recoverability of the refining and utility assets of the Boaventura Energy Complex upon the approval of the project in August 2025 and the signing of the main contracts required for the completion and integration of these assets with the Duque de Caxias Refinery (Reduc) and, consequently, with Petrobras' set of refining and logistics assets.

In the recoverability assessment of these assets, a US$ 328 impairment reversal was recognized in the CGUs Boaventura Energy Complex – Refining and Utilities, mainly considering the fair value less costs of disposal of the refining assets, categorized within level 3 of the fair value hierarchy, estimated using the present value method, and adopting a discount rate of 8.1%. From that point forward, the refining and utility assets of the Boaventura Energy Complex were included in the CGU set of refining and logistics and will have their recoverable amounts tested as a group.

c1) Second refining unit of RNEST – 2024

Impairment losses amounting to US$ 421 due to the increase in investment and operating expenditures estimates reflected in the Business Plan 2025-2029.

c2) Second refining unit of RNEST – 2023

In 2023, the Company recognized a US$ 486 loss on this asset, mainly due to: (i) the review of the scope for the implementation of logistics infrastructure, with an increase in necessary investments; and (ii) the revision of the assumptions of the Strategic Plan 2024-2028, resulting in an increase in operational costs.

d1) Oil and gas exploratory assets - 2025

The assessments conducted on exploratory assets indicated a reduction in the recoverable values of the exploratory blocks C-M-753 and C-M-789, located in the Campos basin and, consequently, the recognition of losses amounting to US$ 208, given the Company decided not to develop these projects.

d2) Oil and gas exploratory assets - 2024

The assessments conducted on exploratory assets indicated a reduction in the recoverable values of the exploratory blocks C-M-657 and C-M-709, located in the Campos basin and, consequently, the recognition of losses amounting to US$ 224. Management approved the full and voluntary relinquishment of these blocks to ANP in October 2024.

d3) Oil and gas exploratory assets - 2023

The assessment carried out on exploratory assets located in the pre-salt layer of the Campos basin (blocks C-M-210, C-M-277, C-M-344, C-M-346, C-M-411 and C-M-413) resulted in the recognition of a US$ 364 loss, due to the economic unfeasibility of projects in the phase of production development. In October 2023, the Company’s management approved the full and voluntary return of these blocks to the ANP.

25.1.1.	Sensitivity analysis for impairment testing

Impairment testing involves uncertainties related, among other factors, to the average Brent price and the discount rates used to calculate value in use.

To assess the sensitivity of the calculation of the recoverable amount of assets in the E&P segment in Brazil, the following scenarios were considered as the calculation of impairment losses or reversals to be recognized:

a) a 10% variation in Brent prices used to calculate the recoverable amount, impacting the projection of revenue, production taxes and income taxes related to these items; and

b) a 1 percentage point change in the discount rate.

In both scenarios, all other variables, assumptions and data used to calculate the recoverable amount of assets were kept unchanged, with the following results:

Item	Scenario	Impairment effect	Amount
Brent price	10% increase	Reversal	1,827
	10% decrease	Additional loss	(2,569)
Discount rate	1 p.p. decrease	Reversal	552
	1 p.p. increase	Additional loss	(590)

In addition, the following table presents a sensitivity analysis of the CGUs whose estimated recoverable amounts are close to their carrying amounts and, therefore, would be closer to the recognition of impairment losses in the future as a result of significant changes in assumptions.

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with recoverable amount close to their carrying amount
CGU Marlim Leste and Tartaruga Verde cluster	E&P	4,445	4,173	(272)
		4,445	4,173	(272)

The simulations used above are not considered by the Company to be the best estimates for determining the expected effects on the recoverable amount and consequent impairment loss, nor the estimated effects on revenues or net income.

Accounting policy for impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.2 presents detailed information about the Company’s CGUs.

Assets related to development and production of oil and gas assets (fields or clusters) that have indefinite useful lives, such as goodwill, are tested for impairment at least annually, irrespective of whether there is any indication of impairment.

Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Reversal of previously recognized impairment losses may occur for assets other than goodwill.

25.2.	Assets classified as held for sale

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment
				2025
Producing properties relating to oil and gas activities	576	539	(37)	E&P
Others			(38)	Several
Total			(75)
				2024
Producing properties relating to oil and gas activities	44	−	(44)	E&P
Others			12	Several
Total			(32)
				2023
Producing properties relating to oil and gas activities	230	334	102	E&P
Others			1	Several
Total			103
(1) Refers only to assets or groups of assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their fair value.

In 2025, the Company recognized impairment losses on assets classified as held for sale, resulting from their measurement at the fair value less costs to sell, mainly arising from Cherne cluster, due to the accident on platform PCH-1, which occurred in the second quarter of 2025, resulting in the recognition of a US$ 57 impairment loss.

In 2024, the Company recognized impairment losses on assets held for sale arising from the assessment at the fair value of assets, net of disposal expenses, mainly arising from Pescada cluster, due to decommissioning cost review.

In 2023, the Company recognized reversals on assets held for sale in the amount of US$ 103 arising from the assessment at the fair value of assets, net of disposal expenses, mainly arising from the approval for the disposal of Uruguá cluster (US$ 102).

The accounting policy for assets and liabilities held for sale is set out in note 29.

25.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM) models, specific for each case.

Accounting policy for impairment of associates and joint ventures

Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.